Restatement of Previously Issued Financial Statements (Details 1) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenues	$ 7,361,889			$ 5,236,990			$ 13,836,811	$ 11,840,189	$ 17,406,185	$ 17,625,370
Gross Profit	4,032,251			1,594,919			6,234,675	3,783,803	7,101,109	5,452,996
Operating (loss) income	810,848			(1,107,431)			(1,717,452)	(7,079,433)	(7,158,268)	(8,973,472)
Income (loss) before provision for income taxes	$ 788,641			(751,749)			$ (2,417,951)	$ (9,753,192)	(11,091,267)	6,141,527
Consolidated net (loss) income		$ (1,541,916)	$ (1,679,220)	$ (457,546)	$ (6,146,914)	$ (2,854,875)			$ (10,802,111)	$ 5,668,314
Net loss per common share - basic and diluted:	$ 0.04			$ (0.02)			$ (0.13)	$ (0.5)	$ (0.57)	$ 0.29
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenues										$ 17,625,370
Gross Profit										5,452,996
Operating (loss) income										(8,973,472)
Interest income										79,301
Total other income										15,114,999
Income (loss) before provision for income taxes										6,141,527
Consolidated net (loss) income										$ 5,668,314
Net loss per common share - basic and diluted:										$ 0.06
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenues										$ (315,000)
Gross Profit										(315,000)
Operating (loss) income										(315,000)
Interest income										79,301
Total other income										79,301
Income (loss) before provision for income taxes										(235,699)
Consolidated net (loss) income										$ (235,699)
Net loss per common share - basic and diluted:										$ 0
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenues										$ 17,940,370
Gross Profit										5,767,996
Operating (loss) income										(8,658,472)
Interest income										0
Total other income										15,035,698
Income (loss) before provision for income taxes										6,377,226
Consolidated net (loss) income										$ 5,904,013
Net loss per common share - basic and diluted:										$ 0.06